Note 20 - Trade Receivables - Changes in Bad Debt Provision (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Effects of movements in foreign exchange in the balance sheet	R$ (0.2)	R$ (3.2)
Write-off	286.6	299.6
Bad debt provision [member]
Statement Line Items [Line Items]
At December 31, 2020	(676.5)
Effects of movements in foreign exchange in the balance sheet	(5.2)
Provisions	(32.4)
Reversals	21.7
Write-off	24.1
At December 31, 2021	R$ (668.3)	R$ (676.5)